CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of Parent Company Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
OPERATING EXPENSES
Selling expenses	$ 2,256,284	$ 0	$ 0
General and administrative expenses	5,239,764	0	0
OTHER INCOME
Interest expenses, net	(67,043)	0	0
Amortization of debt issuance costs	(230,700)	0	0
Loss on derivative liabilities	(356,134)	0	0
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	(2,648,393)	8,652	477,689
NET INCOME (LOSS)	(10,798,318)	8,652	477,689
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(53,179)	(526,589)	(790,166)
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$ (10,851,497)	$ (517,937)	$ (312,477)